Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2021
Registrant Name	WEITZ FUNDS
Entity Central Index Key	0001257927
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 30, 2021
Document Effective Date	Jul. 31, 2021
Prospectus Date	Jul. 31, 2021
Balanced Fund | Balanced Fund - Investor Class
Prospectus:
Trading Symbol	WBALX
Balanced Fund | Balanced Fund - Institutional Class
Prospectus:
Trading Symbol	WBAIX
Core Plus Income Fund | Core Plus Income Fund - Institutional Class
Prospectus:
Trading Symbol	WCPBX
Core Plus Income Fund | Core Plus Income Fund - Investor Class
Prospectus:
Trading Symbol	WCPNX
Hickory Fund | Hickory Fund
Prospectus:
Trading Symbol	WEHIX
Nebraska Tax-Free Income Fund | Nebraska Tax-Free Income Fund
Prospectus:
Trading Symbol	WNTFX
Partners III Opportunity Fund | Partners III Opportunity Fund - Institutional Class
Prospectus:
Trading Symbol	WPOPX
Partners III Opportunity Fund | Partners III Opportunity Fund - Investor Class
Prospectus:
Trading Symbol	WPOIX
Partners Value Fund | Partners Value Fund - Investor Class
Prospectus:
Trading Symbol	WPVLX
Partners Value Fund | Partners Value Fund - Institutional Class
Prospectus:
Trading Symbol	WPVIX
Short Duration Income Fund | Short Duration Income Fund - Institutional Class
Prospectus:
Trading Symbol	WEFIX
Short Duration Income Fund | Short Duration Income Fund - Investor Class
Prospectus:
Trading Symbol	WSHNX
Ultra Short Government Fund | Ultra Short Government Fund - Institutional Class
Prospectus:
Trading Symbol	SAFEX
Value Fund | Value Fund - Investor Class
Prospectus:
Trading Symbol	WVALX
Value Fund | Value Fund - Institutional Class
Prospectus:
Trading Symbol	WVAIX